VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 99.4%
Automobiles & Components : 0.1%
Gentex Corp. 1,922 $ 42,265
Underline
Banks : 1.0%
M&T Bank Corp. 2,165 419,988
Underline
Capital Goods : 3.0%
A.O. Smith Corp. 1,022 67,013
Emerson Electric Co. 4,541 605,451
General Dynamics Corp. 2,229 650,110
1,322,574
Commercial & Professional Services : 2.3%
Automatic Data Processing,
Inc. 3,339 1,029,747
Underline
Consumer Discretionary Distribution &
Retail : 2.4%
Lowe's Companies, Inc. 4,687 1,039,905
Underline
Consumer Services : 4.5%
McDonald's Corp. 6,819 1,992,307
Underline
Energy : 17.3%
Baker Hughes Co. 8,420 322,823
Chevron Corp. 14,001 2,004,803
Diamondback Energy, Inc. 4,511 619,811
Exxon Mobil Corp. 20,480 2,207,744
Halliburton Co. 10,228 208,447
Marathon Petroleum Corp. 3,412 566,767
ONEOK, Inc. 11,092 905,440
Phillips 66 6,429 766,980
7,602,815
Financial Services : 10.0%
Blackrock, Inc. 1,372 1,439,571
Blackstone, Inc. 8,628 1,290,576
Cohen & Steers, Inc. 338 25,468
Federated Hermes, Inc. 1,158 51,323
Fidelity National Information
Services, Inc. 4,764 387,837
Invesco Ltd. 7,359 116,051
Janus Henderson Group PLC 2,257 87,662
State Street Corp. 4,152 441,524
T Rowe Price Group, Inc. 4,954 478,061
Western Union Co. 12,530 105,503
4,423,576
Food, Beverage & Tobacco : 12.0%
Altria Group, Inc. 35,853 2,102,061
Conagra Brands, Inc. 10,823 221,547
Hormel Foods Corp. 4,732 143,143
Kellanova 3,043 242,010
Kraft Heinz Co. 19,549 504,755
PepsiCo, Inc. 14,048 1,854,898
Tyson Foods, Inc. 3,888 217,495
5,285,909
Number
of Shares Value
Health Care Equipment & Services : 0.4%
Baxter International, Inc. 5,700 $ 172,596
Underline
Household & Personal Products : 1.9%
Clorox Co. 1,717 206,160
Kimberly-Clark Corp. 4,879 629,001
835,161
Materials : 6.5%
Air Products and Chemicals,
Inc. 2,243 632,660
Dow, Inc. 23,060 610,629
DuPont de Nemours, Inc. 3,534 242,397
LyondellBasell Industries NV 7,928 458,714
Mosaic Co. 4,581 167,115
PPG Industries, Inc. 2,405 273,569
Smurfit WestRock PLC 10,953 472,622
2,857,706
Pharmaceuticals, Biotechnology & Life
Sciences : 13.5%
Johnson & Johnson 13,240 2,022,410
Merck & Co., Inc. 22,397 1,772,947
Pfizer, Inc. 82,368 1,996,600
Royalty Pharma PLC 4,365 157,271
5,949,228
Semiconductors & Semiconductor
Equipment : 5.9%
Skyworks Solutions, Inc. 2,750 204,930
Texas Instruments, Inc. 11,582 2,404,655
2,609,585
Telecommunication Services : 4.9%
Verizon Communications, Inc. 50,373 2,179,640
Underline
Transportation : 6.3%
FedEx Corp. 2,058 467,804
Norfolk Southern Corp. 2,223 569,021
United Parcel Service, Inc. 17,370 1,753,328
2,790,153
Utilities : 7.4%
Alliant Energy Corp. 3,356 202,937
Duke Energy Corp. 11,543 1,362,074
Essential Utilities, Inc. 3,500 129,990
Evergy, Inc. 3,777 260,349
FirstEnergy Corp. 9,479 381,625
New Jersey Resources Corp. 1,504 67,409
Portland General Electric Co. 1,962 79,716
PPL Corp. 9,403 318,668
WEC Energy Group, Inc. 4,287 446,705
3,249,473
Total Common Stocks
(Cost: $45,714,036) 43,802,628
Total Investments: 99.4%
(Cost: $45,714,036) 43,802,628
Other assets less liabilities: 0.6% 280,980
NET ASSETS: 100.0% $ 44,083,608